Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
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Cash and Cash Equivalents
6.	CASH AND CASH EQUIVALENTS

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

Cash on hand	$6,856	$8,404	$284
Checking accounts and demand deposits	28,823,763	39,697,319	1,339,316
Cash equivalents	9,561,905	6,372,343	214,991

	$38,392,524	$46,078,066	$1,554,591

Cash equivalents include time deposits that are of a short maturity of three months or less from the date of acquisitions, and are highly liquid, readily convertible to known amounts in cash and the risk of changes in values is insignificant. Cash equivalents are held for the purpose of meeting short-term cash commitments rather than for investments or other purposes.